EMPLOYEE SEVERANCE BENEFITS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
EMPLOYEE SEVERANCE BENEFITS [Abstract]
Severance payment expenses	$ 193	$ 157	$ 70
Expected deposit with respect to employee's severance benefits	$ 253